Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Undistributed earnings of certain foreign subsidiaries	$ 4,600
Income taxes paid, net	560	$ 341
Income tax loss carryforwards	2,900
Tax credit carryforwards	87
Total operating losses	1,900
Gross unrecognized tax benefits	142	142	$ 182
Gross unrecognized tax benefits that would affect the Company's effective tax rate	135	126
Interest and penalties on the unrecognized tax benefits	29	26
(Decrease)/Increase in expenses related to changes in its reserves for interest and penalties	(3)	$ (17)
Decrease in gross unrecognized tax benefits	$ 24
Income tax examination in Germany	2011
Income tax examination in Canada	2017
Income tax examination in china	2016
Income tax examination in mexico	2016
Income tax examination in Austria	2018
income tax examination in US	2018
Minimum [Member]
Income Taxes [Line Items]
Expiry date of operating losses and tax credit carryforwards	2023
Maximum [Member]
Income Taxes [Line Items]
Expiry date of operating losses and tax credit carryforwards	2042